Share-based compensation (Share Options - Narrative) (Details) In Thousands, except Share data, unless otherwise specified			0 Months Ended	12 Months Ended					0 Months Ended
	Dec. 31, 2014 Pre-2009 Scheme Options [Member] Employees [Member] CNY	Dec. 31, 2014 Pre-2009 Scheme Options [Member] Non-employee [Member] CNY	Nov. 21, 2012 Share options [Member] Non-employee [Member] USD ($)	Dec. 31, 2014 Share options [Member] Pre-2009 Scheme Options [Member] CNY	Dec. 31, 2013 Share options [Member] Pre-2009 Scheme Options [Member] CNY	Dec. 31, 2012 Share options [Member] Pre-2009 Scheme Options [Member] CNY	Dec. 31, 2014 Share options [Member] Pre-2009 Scheme Options [Member] Share-based Compensation Award, Tranche One [Member]	Dec. 31, 2014 Share options [Member] Pre-2009 Scheme Options [Member] Share-based Compensation Award, Tranche Two [Member] item	Dec. 31, 2008 Share options [Member] Pre-2009 Scheme Options [Member] Employees [Member]	Dec. 31, 2007 Share options [Member] Pre-2009 Scheme Options [Member] Employees [Member]	Dec. 31, 2007 Share options [Member] Pre-2009 Scheme Options [Member] Non-employee [Member] item
Share-based compensation [Line Items]
Awards granted (in shares)									8,499,050	12,705,700	3,832,290
Number of non-employees to whom options were granted											1
Vesting period				4 years				36 months
Vesting rate							25.00%	75.00%
Number of equal installments in which award will vest								6
Weighted average exercise price of option granted (in dollars per share)
Total intrinsic value of options exercised				134,844	64,195
Share-based compensation (benefit)					14,004	(89)
Unrecognized compensation cost and expense